TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Movement in Direct and Assumed Insurance Claim Reserves (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of insurance claims reserves [Abstract]
Beginning balance	S/ 11,675,076
Ending balance	12,534,511	S/ 11,675,076
Life Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Beginning balance	10,072,788
Ending balance	10,798,189	10,072,788
General Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Beginning balance	1,286,293
Ending balance	1,399,650	1,286,293
Health Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Beginning balance	315,995
Ending balance	336,672	315,995
Technical Reserves for Claims [Member]
Movement of insurance claims reserves [Abstract]
Beginning balance	2,050,474	1,576,228
Gross claims	2,884,258	1,991,154
Payments	(2,453,866)	(1,601,268)
Result for difference in change and others	74,714	84,360
Ending balance	2,555,580	2,050,474
Technical Reserves for Claims [Member] | Life Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Beginning balance	1,288,056	908,362
Gross claims	2,183,789	1,383,344
Payments	(1,786,376)	(1,012,012)
Result for difference in change and others	11,264	8,362
Ending balance	1,696,733	1,288,056
Technical Reserves for Claims [Member] | General Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Beginning balance	629,330	590,588
Gross claims	375,162	326,183
Payments	(353,147)	(363,374)
Result for difference in change and others	63,355	75,933
Ending balance	714,700	629,330
Technical Reserves for Claims [Member] | Health Insurance Contracts [Member]
Movement of insurance claims reserves [Abstract]
Beginning balance	133,088	77,278
Gross claims	325,307	281,627
Payments	(314,343)	(225,882)
Result for difference in change and others	95	65
Ending balance	S/ 144,147	S/ 133,088